Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of operating cost and expences

	2021				2020
	Cost of services rendered and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services rendered and goods sold	Selling expenses	General and administrative expenses	Total

	(8,443,023)	(4,621,788)	(1,723,384)	(14,788,195)	(7,996,615)	(4,443,027)	(1,673,290)	(14,112,932)

Personal	(62,214)	(676,479)	(387,735)	(1,126,428)	(58,024)	(632,231)	(321,967)	(1,012,222)
Third party services	(560,039)	(1,763,360)	(668,641)	(2,992,040)	(587,835)	(1,743,644)	(538,584)	(2,870,063)
Interconnection and means of connection	(1,840,139)	-	-	(1,840,139)	(1,672,655)	-	-	(1,672,655)
Depreciation and amortization	(4,847,995)	(265,565)	(578,136)	(5,691,696)	(4,569,064)	(247,666)	(710,282)	(5,527,012)
Taxes, fees and contributions	(34,732)	(777,819)	(29,388)	(841,939)	(28,675)	(761,152)	(23,809)	(813,636)
Rent and insurance	(362,171)	(109,781)	(20,082)	(492,034)	(316,650)	(107,550)	(15,753)	(439,953)
Cost of goods sold	(731,007)	-	-	(731,007)	(756,060)	-	-	(756,060)
Publicity and advertising	-	(459,811)	-	(459,811)	-	(377,184)	-	(377,184)
Expected credit losses of trade accounts receivable	-	(544,642)	-	(544,642)	-	(552,817)	-	(552,817)
Other	(4,726)	(24,331)	(39,402)	(68,459)	(7,652)	(20,783)	(62,895)	(91,330)

	2019
	Cost of services provided and goods sold	Seling expenses	General and administrative expenses	Total

	(7,433,731)	(4,986,289)	(1,717,859)	(14,137,879)

Personnel	(53,392)	(624,353)	(392,984)	(1,070,729)
Third-party services	(569,242)	(2,041,646)	(512,643)	(3,123,531)
Interconnection and means of connection	(1,419,464)	-	-	(1,419,464)
Depreciation and amortization	(4,132,223)	(256,898)	(739,860)	(5,128,981)
Taxes, fees and contributions	(32,120)	(817,369)	(18,846)	(868,335)
Rent and insurance	(291,302)	(121,795)	(20,590)	(433,687)
Cost of goods sold	(931,818)	-	-	(931,818)
Publicity and advertising	-	(355,234)	-	(355,234)
Expected credit losses of trade accounts receivable	-	(748,291)	-	(748,291)
Other	(4,170)	(20,703)	(32,936)	(57,809)